Stock-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Stock-Based Compensation

Note 8. Stock-Based Compensation

The Company has two equity incentive plans: the 2008 Stock Option Plan (the “2008 Plan”) and the 2011 Equity Incentive Plan (the “2011 Plan”, and together with the 2008 Plan, the “Stock Option Plans”). The Stock Option Plans are meant to provide additional incentive to officers, employees and consultants to remain in the Company’s employment. Options granted are generally exercisable for up to 10 years. Effective April 9, 2018, the Company cannot issue additional options from the 2008 Plan.

At September 30, 2020, 25 thousand shares remain available for future awards under the 2011 Plan. On January 2, 2020, the Company granted 20 thousand options to key employees. The options will vest in equal monthly installments over the next twelve months and have an exercise price of $ 5.53 per share.

A summary of employee and non-employee stock option activity for the nine months ended September 30, 2020 for both continuing and discontinuing employees is as follows:

	Options Outstanding		Weighted-
	Number of Shares (in thousands)	Weighted- Average Exercise Price	Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding January 1, 2020	64	$113.63	7.48	$24
Granted	20	5.53

Cancelled or expired	(13)	109.42
Outstanding September 30, 2020	71	$83.90	6.76	$—
Exercisable September 30, 2020	59	$98.42	6.38	$—

Aggregate intrinsic value represents the difference between the fair value of the Company’s common stock and the exercise price of outstanding, in-the-money options.

As of September 30, 2020, total unrecognized compensation cost related to non-vested stock options granted to employees was approximately $ 110 thousand for continuing operations, which the Company expect to recognize over the next 1.81 years.

The fair value of options granted to employees is estimated on the grant date using the Black-Scholes option valuation model. This valuation model requires the Company to make assumptions and judgments about the variables used in the calculation, including the expected term (the period of time that the options granted are expected to be outstanding), the volatility of the Company’s common stock, a risk-free interest rate, and expected dividends. Forfeitures will be recorded when they occur. No compensation cost is recorded for options that do not vest. Due to significant changes in the Company’s business, the Company used the simplified calculation of expected life described in the SEC’s Staff Accounting Bulletin No. 107, Share-Based Payment, and volatility is based on the historical volatility of the Company’s common stock. The risk-free rate is based on the U.S. Treasury yield curve in effect at the time of grant for periods corresponding with the expected life of the option. The Company used an expected dividend yield of zero, as it does not anticipate paying any dividends in the foreseeable future.

The following table presents the weighted-average assumptions used to estimate the fair value of options granted to continuing and discontinuing employees during the periods presented:

	Three Months Ended September 30,	Nine Months Ended September 30,
	2019	2020	2019
Volatility	94.57%	110.43%	93.86%
Risk free interest rate	1.84%	1.68%	1.95%
Dividend yield	0.00%	0.00%	0.00%
Term (years)	5.27	5.27	5.44
Weighted-average fair value of options granted during the period	$3.23	$4.45	$4.32

The Company did not grant stock options during the three months ended September 30, 2020.

Restricted stock awards have been granted to employees, directors and consultants as compensation for services. At September 30, 2020, there was no unrecognized compensation cost related to non-vested restricted stock granted to employees and directors.

The TSA with Buyer described in Note 1 requires the Company to continue to employ individuals who will transfer to Buyer no later than six months from the closing of the transaction. Stock-based compensation related to these employees is included in discontinuing operations. The following table presents the effects of stock-based compensation related to stock option and restricted stock awards to employees and non-employees on the Company’s continuing operations included in its Unaudited Condensed Consolidated Statements of Operations and Other Comprehensive Loss during the periods presented (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2020	2019	2020	2019
Cost of revenues	$3	$4	$10	$12

General and administrative	36	36	142	214

Total stock-based compensation related to continuing operations	$39	$40	$152	$226

During the nine months ended September 30, 2020, the Company recognized approximately $(8) thousand of stock-based compensation (benefit) related to discontinuing operations. During the three and nine months ended September 30, 2019, the Company recognized approximately $ 35 thousand and $ 91 thousand, respectively, of stock-based compensation related to discontinuing operations.

Note 14. Stock-Based Compensation

The Company has two equity incentive plans: the 2008 Stock Option Plan (the “2008 Plan”) and the 2011 Equity Incentive Plan (the “2011 Plan”, and together with the 2008 Plan, the “Stock Option Plans”). The Stock Option Plans are meant to provide additional incentive to officers, employees and consultants to remain in the Company’s employment. Options granted are generally exercisable for up to 10 years.

The 2011 Plan reserved 105 thousand shares of common stock for issuance, under several types of equity awards including stock options, stock appreciation rights, restricted stock awards and other awards defined in the 2011 Plan. At December 31, 2019, 33 thousand shares remain available for future awards under the 2011 Plan.

The 2008 Plan reserved 18 thousand shares of common stock for issuance. Effective April 9, 2018, the Company is no longer able to issue options from the 2008 Plan. Prior to April 9, 2018, the Company was authorized to issue incentive stock options or non-statutory stock options to eligible participants, as defined in the 2008 Plan.

At December 31, 2019, the Company has 1 thousand options outstanding that were issued outside of the Stock Option Plans. As of December 31, 2019, no stock appreciation rights and 12 thousand shares of restricted stock had been awarded under the Stock Option Plans.

On July 23, 2019, the Company issued 3 thousand stock options to each of its five non-employee directors. The options will vest in equal monthly installments over twelve months and have an exercise price of $4.50 per share. On January 2, 2020, the Company issued an aggregate of 20 thousand stock options to two executives, as discussed in Note 20. The options will vest in equal monthly installments over twelve months and have an exercise price of $5.53 per share and a grant date fair value of $4.45 per share.

A summary of employee and non-employee stock option activity for the years ended December 31, 2019 and 2018 for both continuing and discontinuing employees is as follows:

	Options Outstanding		Weighted- Average
	Number of Shares (in thousands)	Weighted- Average Exercise Price	Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding January 1, 2018	95	$210.00	6.96	$4
Granted	29	25.20
Cancelled or expired	(24)	142.20
Outstanding December 31, 2018	100	173.10	5.70	$—
Granted	20	5.89
Cancelled or expired	(56)	182.37
Outstanding December 31, 2019	64	$113.63	7.48	$24
Exercisable, December 31, 2019	40	$170.52	6.63	$10

Aggregate intrinsic value represents the difference between the fair value of the Company’s common stock and the exercise price of outstanding, in-the-money options. During the years ended December 31, 2019 and 2018, no options were exercised.

As of December 31, 2019, total unrecognized compensation cost related to non-vested stock options granted to employees was $177 thousand for continuing operations, which the Company expects to recognize over the next 2.18 years.

The fair value of options granted to employees is estimated on the grant date using the Black-Scholes option valuation model. This valuation model requires the Company to make assumptions and judgments about the variables used in the calculation, including the expected term (the period of time that the options granted are expected to be outstanding), the volatility of the Company’s common stock, a risk-free interest rate, and expected dividends. The Company records forfeitures of unvested stock options when they occur. No compensation cost is recorded for options that do not vest. Due to significant changes in the Company’s business, the Company used the simplified calculation of expected life described in the SEC’s Staff Accounting Bulletin No. 107, Share-Based Payment, and volatility is based on the historical volatility of the Company’s common stock. The risk-free rate is based on the U.S. Treasury yield curve in effect at the time of grant for periods corresponding with the expected life of the option. The Company uses an expected dividend yield of zero, as it does not anticipate paying any dividends in the foreseeable future.

The following table presents the weighted-average assumptions used to estimate the fair value of options granted to continuing and discontinuing employees during the periods presented:

	Year Ended December 31,
	2019	2018
Volatility	93.86%	77.79%
Risk free interest rate	1.95%	2.88%
Dividend yield	—	—
Term (years)	5.44	6.45
Weighted-average fair value of options granted during the period	$4.32	$17.70

Restricted stock awards have been granted to employees, directors and consultants as compensation for services. At December 31, 2019, there was no unrecognized compensation cost related to non-vested restricted stock.

The following table summarizes the activities for the Company’s non-vested restricted stock awards for the years ended December 31, 2019 and 2018 for both continuing and discontinuing employees:

	Non-vested Restricted Stock Awards
	Number of Shares (in thousands)	Weighted-Average Grant Date Fair Value
Non-vested at January 1, 2018	3	$126.30
Vested	(1)	100.80
Forfeited/cancelled	(1)	203.10
Non-vested at December 31, 2018	1	102.82
Vested	(1)	102.82
Non-vested at December 31, 2019	—	$—

The TSA with Buyer described in Note 1 included the continued employment of individuals who will transfer to Buyer no later than six months from the closing of the transaction. Stock-based compensation related to these employees is included in discontinuing operations. The following table presents the effects of stock-based compensation related to stock option and restricted stock awards to employees and non-employees on the Company’s continuing operations included in its Consolidated Statements of Operations and Other Comprehensive Loss during the periods presented (in thousands):

	Year Ended December 31,
	2019	2018
Cost of revenues	$16	$16
General and administrative	247	514
Total stock-based compensation related to continuing operations	$263	$530

During the years ended December 31, 2019 and 2018, the Company recognized $107 thousand and $391 thousand, respectively, of stock-based compensation related to discontinuing operations.